Accrued liabilities - Accrued liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Accrued liabilities [Line Items]
Accruals	€ 1,887	€ 1,626
Salaries and wages [Member]
Accrued liabilities [Line Items]
Accruals	791	490
Holiday entitlements [Member]
Accrued liabilities [Line Items]
Accruals	96	97
Other personnel-related costs [Member]
Accrued liabilities [Line Items]
Accruals	93	101
Gas, water, electricity, rent and other [Member]
Accrued liabilities [Line Items]
Accruals	43	46
Communication and IT costs [Member]
Accrued liabilities [Line Items]
Accruals	61	64
Distribution costs [Member]
Accrued liabilities [Line Items]
Accruals	99	110
Commission payable [Member]
Accrued liabilities [Line Items]
Accruals	12	8
Advertising and marketing-related costs [Member]
Accrued liabilities [Line Items]
Accruals	133	127
Other sales-related costs [Member]
Accrued liabilities [Line Items]
Accruals	20	20
Material-related costs [Member]
Accrued liabilities [Line Items]
Accruals	138	132
Interest-related accruals [Member]
Accrued liabilities [Line Items]
Accruals	76	71
Other accrued liabilities [Member]
Accrued liabilities [Line Items]
Accruals	€ 324	€ 361